Velocity Commercial Capital Loan Trust 2022-4 ABS-15G

Exhibit 99.03

Field	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	619	0.00%	566
Amortization Term	61	619	9.85%	566
Amortization Type	0	619	0.00%	566
Appraised Value	0	619	0.00%	566
Borrower Full Name	0	619	0.00%	566
City	0	619	0.00%	566
Contract Sales Price	0	619	0.00%	566
DCR UW VCC	0	619	0.00%	566
First Interest Rate Change Date	0	619	0.00%	566
First Payment Change Date	0	619	0.00%	566
Index Type	0	619	0.00%	566
Interest Only	0	619	0.00%	566
Interest Rate Change Frequency	0	619	0.00%	566
Interest Rate Initial Cap	0	619	0.00%	566
Interest Rate Initial Maximum	0	619	0.00%	566
Interest Rate Initial Minimum	0	619	0.00%	566
Interest Rate Life Cap	0	619	0.00%	566
Interest Rate Life Max	0	619	0.00%	566
Interest Rate Life Min	0	619	0.00%	566
Interest Rate Periodic Cap	0	619	0.00%	566
Investment Property Type	0	619	0.00%	566
Lien Position	0	619	0.00%	566
LTV Valuation Value	0	619	0.00%	566
Margin	0	619	0.00%	566
Maturity Date	0	619	0.00%	566
Mod	0	619	0.00%	566
Next Interest Rate Change Date	0	619	0.00%	566
Note Date	0	619	0.00%	566
Occupancy	0	619	0.00%	566
Original Interest Rate	0	619	0.00%	566
Original Loan Amount	0	619	0.00%	566
Original LTV	0	619	0.00%	566
Original P&I	0	619	0.00%	566
Original Term	0	619	0.00%	566
Prepayment Penalty Period (months)	0	619	0.00%	566
Prepayment Terms	0	619	0.00%	566
Purpose	0	619	0.00%	566
Refi Purpose	0	619	0.00%	566
Representative FICO	0	619	0.00%	566
State	0	619	0.00%	566
Street	0	619	0.00%	566
Zip	0	619	0.00%	566
Total	61	25998	0.23%	23,772